Acquisition of SvM	12 Months Ended
Dec. 31, 2013
Acquisition of ServiceMaster
Acquisition of ServiceMaster

Note 2. Acquisition of SvM

        On the 2007 Closing Date, the Company acquired SvM pursuant to the 2007 Merger. As a result of the Merger, SvM became an indirect wholly owned subsidiary of the Company. Immediately following the completion of the 2007 Merger, all of the outstanding common stock of the Company, the ultimate parent company of SvM, was owned by investment funds sponsored by, or affiliated with, certain Equity Sponsors.

        Equity contributions totaling $1,431 million, together with (i) borrowings under a then new $1,150 million senior unsecured interim loan facility, (the "Interim Loan Facility"), (ii) borrowings under a then new $2,650 million Term Loan Facility, and (iii) cash on hand at SvM, were used, among other things, to finance the aggregate 2007 Merger consideration, to make payments in satisfaction of other equity-based interests in the Company under the 2007 Merger agreement, to settle existing interest rate swaps, to redeem or provide for the repayment of certain of SvM's existing indebtedness and to pay related transaction fees and expenses. In addition, letters of credit issued under a new $150 million pre-funded letter of credit facility were used to replace and/or secure letters of credit previously issued under a SvM credit facility that was terminated as of the 2007 Closing Date. On the 2007 Closing Date, SvM also entered into, but did not then draw under, the Revolving Credit Facility.

        In connection with the 2007 Merger and the related transactions, SvM retired certain of its existing indebtedness, including SvM's $179 million, 7.875 percent notes due August 15, 2009 (the "2009 Notes"). On the 2007 Closing Date, the 2009 Notes were called for redemption, and they were redeemed on August 29, 2007. Additionally, SvM utilized a portion of the proceeds from the Term Facilities to repay at maturity SvM's $49 million, 6.95 percent notes due August 15, 2007. The Interim Loan Facility matured on July 24, 2008. On the maturity date, outstanding amounts under the Interim Loan Facility were converted on a one-to-one basis into the 2015 Notes.